LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Due for Loan Principal

As of December 31, 2018, the loan principal will be due according to the following schedule:

US$
September 12, 2019	12,000
September 12, 2020	19,250
September 12, 2021	24,750
September 12, 2022	32,000

88,000